COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments relating to operating lease commitments

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Office Premises	Office equipment	Total
	RMB	RMB	RMB
2018	50,363	14,202	64,565
2019	28,416	544	28,960
2020	18,205	199	18,404
2021	9,861	20	9,881
2022 and thereafter	3,955	—	3,955

	110,800	14,965	125,765

Schedule of future minimum payments with respect to contractual purchase obligations

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming year are as follows:

	Advertising Services	Electronic equipment	Total
	RMB	RMB	RMB
2018	7,483	4,050	11,533